Reconciliation of Liabilities Arising from Financing Activities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Letters of credit	$ 850	$ 1,444
Bonds	10,758,098	10,398,435
Obligations with banks	1,103,468	1,012,134
Obligations with the Central Bank of Chile		4,348,581
Other financial obligations	284,479	339,305
Dividends paid	(815,932)
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	11,330,963	$ 16,099,899
Net Cash Flow
Letters of credit	(639)
Bonds	(485,750)
Obligations with banks	91,361
Obligations with the Central Bank of Chile	(4,348,400)
Other financial obligations	(54,819)
Dividends paid	(815,932)
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	(5,614,179)
Acquisition / (Disposals)
Letters of credit
Bonds
Obligations with banks
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities
Foreign currency
Letters of credit
Bonds	186,418
Obligations with banks	(27)
Obligations with the Central Bank of Chile
Other financial obligations
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	186,391
UF Movement
Letters of credit	45
Bonds	658,995
Obligations with banks
Obligations with the Central Bank of Chile	(181)
Other financial obligations	(7)
Dividends paid
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest
Total liabilities from financing activities	$ 658,852